Schedule of other financial assets, current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Other financial assets, current	$ 1,619	₨ 134,930	₨ 68,997
Interest accrued on term deposits [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		29,583	1,668
Security deposits [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		55,700	12,735
Other financial assets including government grant [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		₨ 49,647	₨ 54,594